Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2022
Summary of Significant Accounting Policies
Schedule of property and equipment useful lives

Description	Estimated Useful Lives
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 7 years or life of lease